Leases - Future Minimum Contractual Operating Lease Obligations (Details) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	$ 52
2027	42
2028	29
2029	19
2030	14
Thereafter	40
Total lease payments	196
Less: Imputed interest	(33)
Present value of lease liabilities	$ 163	$ 156